WARRANT AND OPTION LIABILITY (Details - Warrant liability movement)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average exercise price, beginning balance | $ / shares		$ 0.11
Number of warrants outstanding, beginning balance | shares	36,510,303
Weighted Average exercise price, ending balance | $ / shares		$ 0.12		$ 0.11
Number of warrants outstanding, ending balance | shares	12,681,000		36,510,303
Warrant liability, Current	$ 0	$ 0	$ 251,549	$ 251,549	$ 29,151	$ 29,151
Warrant liability, Non-current	$ 491,113	$ 491,113	$ 347,564	$ 347,564	$ 104,744	$ 104,744
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average exercise price, beginning balance | $ / shares		$ 0.11		$ 0.12		$ 0.14
Number of warrants outstanding, beginning balance | shares	36,510,303		39,391,053		24,935,560
Warrant liability, beginning balance	$ 586,014		$ 133,895		$ 1,016,560
Weighted Average exercise price, Warrants issued | $ / shares		0.12		0.10		0.10
Warrants issued | shares	2,141,000		15,540,000		14,720,303
Warrants issued	$ 63,036		$ 421,356		$ 533,874
Weighted Average exercise price, Warrants expired | $ / shares		0.10		0.14		0.15
Warrants expired | shares	(25,970,303)		(18,420,750)		(264,810)
Warrants expired	$ (50,482)		$ (29,827)		$ (5,791)
Fair value adjustment for warrants outstanding	$ (107,455)		$ 60,590		$ (1,410,748)
Weighted Average exercise price, ending balance | $ / shares		$ 0.12		$ 0.11		$ 0.12
Number of warrants outstanding, ending balance | shares	12,681,000		36,510,303		39,391,053
Warrant liability, ending balance	$ 491,113		$ 586,014		$ 133,895